Common Shares (Tables)	12 Months Ended
Dec. 31, 2024
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Schedule of Common Shares
The Company is authorized to issue an unlimited number of common shares and first and second preferred shares up to 20 per cent of the issued common shares outstanding.

U.S.$ millions, except where noted	Common Shares	Common Shares ($)
Balance at December 31, 2023	—	—
Issued on October 1, 2024	207,570,409	2,187
Issued on exercise of stock options	470,700	9
Balance at December 31, 2024	208,041,109	2,196